Convertible debentures (Tables)	12 Months Ended
May 31, 2020
Convertible debentures
Schedule of convertible debentures

	May 31, 2020	May 31, 2019
Opening balance	$421,366	$—
Principal amount issued	—	469,805
Debt settlement	(91,169)	—
Fair value adjustment	(59,414)	(48,439)

Closing balance	$270,783	$421,366